30 Net revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Schedule of sales and service revenue
	2020	2019	2018
Sales revenue
Domestic market
Revenue	43,356,596	38,391,132	42,189,365
Rebates	(99,786)	(57,315)	(45,290)
	43,256,810	38,333,817	42,144,075
Foreign market
Revenue	26,362,457	23,998,067	26,577,433
Rebates	(49,966)	(47,723)	(58,188)
	26,312,491	23,950,344	26,519,245
	69,569,301	62,284,161	68,663,320

Sales and services deductions
Taxes
Domestic market	(10,726,404)	(9,704,712)	(10,219,138)
Foreign market	(40,383)	(31,427)	(36,562)
Sales returns
Domestic market	(161,207)	(138,749)	(148,918)
Foreign market	(97,813)	(85,748)	(258,836)

	(11,025,807)	(9,960,636)	(10,663,454)
Net sales and services revenue	58,543,494	52,323,525	57,999,866

Schedule of revenue by country
(a)	Net revenue by country

	2020	2019	2018

Brazil	32,369,199	28,523,327	31,801,222
United States	10,848,609	9,416,558	9,887,701
Mexico	2,765,815	2,335,198	4,168,140
Argentina	1,267,967	1,104,044	1,166,191
Singapore	1,183,838	1,162,432	756,069
Germany	1,106,877	1,157,431	1,385,482
Italy	811,787	690,422	650,605
Switzerland	633,512	759,189	315,254
Japan	618,940	240,579	245,208
Luxembourg	592,777	526,768	546,524
Chile	544,329	610,454	686,646
China	496,920	542,209	884,233
Peru	471,847	551,967	540,495
Netherlands	432,897	516,409	293,315
Uruguay	405,946	359,049	155,571
South Korea	360,704	279,900	314,517
Sweden	310,984	296,601	270,062
Canada	297,756	201,635	290,453
Poland	285,714	200,563	260,449
Spain	282,362	344,433	329,458
Paraguay	254,255	194,859	214,959
France	247,062	225,986	135,094
United Kingdom	204,953	359,937	366,328
Bolivia	190,447	231,848	250,048
Taiwan	176,400	191,593	274,566
Colombia	174,381	200,370	363,497
Other	1,207,216	1,099,764	1,447,779
	58,543,494	52,323,525	57,999,866

Schedule of revenue by product
(b)	Net revenue by product

	2020	2019	2018

PE/PP	41,137,288	34,287,597	37,979,148
Ethylene, Propylene	3,600,276	3,743,581	4,283,709
Naphtha, condensate and crude oil	915,807	676,044	476,311
Benzene, toluene and xylene	3,051,752	2,503,667	2,785,400
PVC/Caustic Soda/EDC	3,134,617	2,692,778	3,167,390
ETBE/Gasoline	2,170,289	2,319,253	2,928,993
Butadiene	1,372,428	1,609,264	2,023,465
Cumene	636,635	723,469	909,409
Solvents	654,793	505,804	248,313
Other	1,869,609	3,262,068	3,197,728
	58,543,494	52,323,525	57,999,866